Recurring Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value, assets and liabilities measured on recurring basis
	December 31, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Observable Inputs (Level 3)
Assets:
Cash held in Trust Account	$172,516,200	$172,516,200	$—	$—
	172,516,200	172,516,200	—	—

Liabilities:
Public Warrants	$8,337,500	$8,337,500	$—	$—
Private Placement Warrants	261,733	—	—	261,733
Warrant Liability	$8,599,233	$8,337,500	$—	$261,733

Schedule of fair value of initial measurement
Inputs	February 23, 2021 (Initial Measurement)
Risk-free interest rate	0.9%
Expected term (years)	6.4
Expected volatility	14.0%
Exercise price	$11.50
Inputs	December 31, 2021
Risk-free interest rate	1.30%
Expected term (years)	5.5
Expected volatility	18.5%
Exercise price	$11.50
Dividend yield	—

Schedule of change in fair value of level 3 warrant liabilities
Warrant liability at January 1, 2021	$—
Initial warrant liability at February 23,2021	5,276,966
Transfer of public warrants to Level 1	(5,117,500)
Change in fair value of warrant liability	102,267
Warrant liability at December 31,2021	$261,733